Note 31 - Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
Director	Base salary/ NED fees $	Annual Bonus (2) $	COMPENSATION FOR LOSS OF OFFICE $	Year Ended MARCH 31, 2018 Total $	Year Ended MARCH 31, 2017 Total $
Highest Paid Director:
Subhransu Mukherjee (resigned July 19, 2017)	212,790	200,000	740,667	1,153,457	855,000

Executive Directors:
Edward Reginelli (appointed September 29, 2017)	181,500	75,000	—	256,500	—
Edward (“Ted”) Hastings (resigned May 25, 2018)	377,699	—	—	377,699	34,000

Non-Executive Directors: (1)
Raj Chellaraj	105,735	—	—	105,735	104,000
Suranga Chandratillake (resigned February 2, 2018)	58,742	—	—	58,742	65,000
Andy Cunningham (resigned February 2, 2018)	58,742	—	—	58,742	65,000
Ujjal Kohli	70,490	—	—	70,490	65,000
Mark Opzoomer (3)	84,588	—	—	84,588	65,000
Eric Singer (appointed February 2, 2018)	18,797	—	—	18,797	—
John Mutch (appointed February 2, 2018)	11,748	—	—	11,748	—
Aggregate emoluments	1,180,831	275,000	740,667	2,196,498	1,253,000

Disclosure of options and other equity instruments for related parties [text block]
DIRECTOR	SCHEME(S)	AT MARCH 31, 2017 RESTATED NUMBER	GRANTED NUMBER	VESTED NUMBER	EXERCISED	AT MARCH 31, 2018 NUMBER
Edward (“Ted”) Hastings (resigned May 25, 2018)	RSUs	—	563,538	—	—	563,538

Ed Reginelli	RSUs	—	292,611	(48,866)	—	243,745

Subhransu Mukherjee (resigned July 19, 2017)	Options	908,000	—	—	—	908,000

Suranga Chandratillake (resigned February 2, 2018)	Options	175,213	—	—	—	175,213
DIRECTOR	SCHEME(S)	NUMBER VESTED	MARKET PRICES AT AWARD DATE (in pound sterling)	RANGE OF MARKET PRICES AT VESTING DATE (in pound sterling)
Edward Reginelli	RhythmOne 2017 International Equity Incentive Plan RSUs	48,866	£1.72	£1.72	-	1.75
Total		48,866